Income taxes expenses (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes Expenses [Abstract]
Summary of reconciliation of average effective tax rate and applicable tax rate

Reconciliation of income tax	2025	2024	2023

Net income before income tax	92,265	85,993	117,999

Impact of difference in tax rates of foreign subsidiaries	(509)	(10,006)	2,681
Permanent differences	(1,211)	(300)	135
Total income tax expense	(1,720)	(10,306)	2,816

Total income tax expense is comprised of (a)
Current income tax	(13,862)	(12,358)	(10,500)
Deferred income tax (b)	12,142	2,052	13,316
Origination and reversal of temporary differences	2,675	2,052	13,316
Prior year (over)/under provision (c)	9,467	—	—
Total income tax expense	(1,720)	(10,306)	2,816

Effective tax rate	1.86%	11.98%	(2.39)%

(a)No amounts related to income taxes have been recognized directly in equity.
(b)Refer to note 19 for a breakdown in deferred tax movements for the years ended December 31, 2025, and 2024.
(c)Deferred tax liability recycled to the income tax expense in 2025 for prior years - refer to notes 14 and 19.

Summary of reconciliation of the effective tax rate